RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH
RESTRICTED CASH

14. RESTRICTED CASH

As part of the Company's insurance programs fronted by a third party provider and reinsured through the Company's internal insurance program, the third party provider requires that cash of $6.9 million be restricted as at December 31, 2013 (December 31, 2012 – $4.7 million).

As part of the Company's tax planning, $32.0 million was contributed to a qualified environmental trust ("QET") in December 2011 to fulfill the requirement of financial security for costs related to the environmental remediation of the Goldex mine. During the year ended December 31, 2013, $2.8 million (2012 – $12.0 million) was withdrawn from the QET to fund the environmental remediation expenditures. As at December 31, 2013, $16.8 million (December 31, 2012 – $20.7 million) remained in the QET.

On December 30, 2013, the Company deposited $5.0 million into a restricted account in connection with a Subscription Agreement to acquire 5,000 shares of Tocqueville Bullion Reserve, Ltd. at a price of $1,000 per share. The acquisition was completed subsequent to year end on January 2, 2014.